BISYS
Your Vision o Our Solutions(TM)

June 30, 2005

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      The Empire Builder Tax Free Bond Fund (the "Fund")
         File Nos. 2-86931 and 811-3907
         ------------------------------

Ladies and Gentlemen:

This letter is being transmitted on behalf of the Fund by means of electronic submission pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, please accept this letter as a certification on behalf of the Fund that the form of prospectus and statement of additional information of the Fund that would have been filed under Rule 497(c) do not differ from that contained in Post-Effective Amendment No. 26 (the "Amendment") to the Fund's Registration Statement on Form N-1A. The Amendment was filed electronically on June 28, 2005.

Should you have any questions or comments regarding the above, please contact the undersigned at (617) 824-1370.

Sincerely,

/s/ Kinga Kapuscinski

Kinga Kapuscinski

cc:    John M. Loder
       Michael G. Doherty

                100 Summer Street, Suite 1500 o Boston, MA 02110
                                 (617) 824-1200